Cash and Cash Equivalents (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents.
Cash at banks	€ 105,580	€ 48,099
Total cash and cash equivalents	€ 105,580	€ 48,099	€ 59,200	€ 94,865